Expense Example, No Redemption - A C I Shares - JPMorgan Mortgage-Backed Securities Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years
USD ($)	439	621	818	1,388	117	412	729	1,490	41	176	324	753